Financial Instruments - Summary of Financial Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Trade payables	R$ 40,925	R$ 34,521
Financial instruments from acquisition of interests		33,940
Accounts payable to selling shareholders	1,786,515	1,216,232
Lease liabilities	35,220	25,857	R$ 20,089
Loans and financing	311,119	98,561	R$ 0
Financial liabilities	2,173,779	1,409,111
Financial liabilities at fair value through profit or loss
Financial Instruments
Financial instruments from acquisition of interests		33,940
Accounts payable to selling shareholders	861,385	328,668
Financial liabilities	861,385	362,608
At Amortized Cost
Financial Instruments
Trade payables	40,925	34,521
Accounts payable to selling shareholders	925,130	887,564
Lease liabilities	35,220	25,857
Loans and financing	311,119	98,561
Financial liabilities	R$ 1,312,394	R$ 1,046,503